[Janus Letterhead]

September 13, 2007

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re: JANUS ADVISER SERIES (the "Registrant")
    1933 Act File No. 333-33978
    1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 41 and Amendment No. 42 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Registrant's Registration Statement and the establishment of two new series of the Registrant: Janus Adviser Global Research Fund and Janus Adviser Global Real Estate Fund (the "New Funds"), each with their respective classes shown below. The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The following Prospectuses and Statements of Additional Information ("SAIs"), including Red Herring Prospectuses and the SAI for the New Funds, are included in this filing:

     -    Janus Adviser Growth & Core Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Adviser Risk-Managed Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Adviser Value Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Adviser International & Global Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Adviser Alternative Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Adviser Bond Funds & Money Market Fund - Prospectuses (2)

               -    Class A Shares and Class C Shares

               -    Class S Shares

     -    Janus Adviser Bond Funds - Prospectuses (2)

               -    Class I Shares

               -    Class R Shares

     -    Janus Institutional Cash Management Fund - Prospectuses (2)

               -    Institutional Shares

               -    Premium Shares

     - Janus Institutional Money Market Fund, Janus Institutional Government Money Market Fund - Prospectuses (5)

               -    Institutional Shares

               -    Premium Shares

               -    Primary Shares

               -    Select Shares

               -    Service Shares

     -    Janus Adviser Global Research Fund - Red Herring Prospectuses (3)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class S Shares

     -    Janus Adviser Global Real Estate Fund - Red Herring Prospectuses (3)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class S Shares

     - Janus Adviser Series Combined Funds - Combined SAI (Non-Money Market Funds) (1)

               - Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares

     -    Janus Adviser Money Market Fund - SAI (1)

               -    Class A Shares, Class C Shares, and Class S Shares

     -    Janus Institutional Cash Management Fund - SAIs (2)

               -    Institutional Shares

               -    Premium Shares

     - Janus Institutional Money Market Fund, Janus Institutional Government Money Market Fund - SAIs (5)

               -    Institutional Shares

               -    Premium Shares

               -    Primary Shares

               -    Select Shares

               -    Service Shares

     - Janus Adviser Global Research Fund, Janus Adviser Global Real Estate Fund - Red Herring SAI (1)

               - Class A Shares, Class C Shares, Class I Shares, and Class S Shares

Among other things, the Amendment is being filed for the following purposes:

     - To file the Red Herring Prospectuses and SAI for two new series, Janus Adviser Global Research Fund and Janus Adviser Global Real Estate Fund;

     - To incorporate other changes into the annual update of the Registrant's Registration Statement as follows:

               - Incorporate Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund into the appropriate combined funds prospectuses and the SAI;

               -    Add risk disclosure related to securities lending;

               - Add general risk disclosure related to the use of short sales;

               -    Add additional derivative disclosure;

               - Add the Morgan Stanley Capital International ("MSCI") All Country World Index as an additional benchmark for Janus Adviser Contrarian Fund;

               - Add an additional column to the prospectus fee tables titled "Acquired Fund Fees and Expenses" to reflect the pro rata portion of the cumulative expenses charged by funds in which an acquiring fund invests, pursuant to the SEC final rule requiring each fund that invests in shares of other funds to disclose in its prospectus fee table the expenses of funds in which it invests;

               - Update disclosure related to performance-based fees for certain Funds;

               -    Update pending legal matters disclosure;

               - Update disclosure regarding material conflicts and portfolio manager compensation; and

               - Incorporate any other disclosure changes from supplements filed since the last update and any comments received from SEC Staff.

Previously, the prospectuses comprising the Registrant's annual update were class specific, combined funds prospectuses. With this annual update, those combined funds prospectuses have been reorganized into smaller, more user-friendly, discipline-driven prospectuses described as

Growth & Core Funds, Risk-Managed Funds, Value Funds, International & Global Funds, Alternative Funds, and Bond & Money Market Funds (each, a "Fund Group" and collectively, "Fund Groups"). The individual prospectuses and SAIs comprising the Amendment are marked as follows:

     - Each Fund Group's Class A Shares and Class C Shares, Class I Shares, Class R Shares, and Class S Shares Prospectuses are cumulatively marked against the Fund Groups' respective Class A Shares and Class C Shares, Class I Shares, Class R Shares, and Class S Shares Combined Prospectuses dated November 28, 2006 and the Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund Prospectuses dated May 2, 2007.

     - The Janus Institutional Cash Management Fund Institutional Shares and Premium Shares Prospectuses are cumulatively marked against the respective Janus Institutional Cash Management Fund Institutional Shares and Premium Shares Prospectuses dated February 23, 2007.

     - The Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares Prospectuses are cumulatively marked against the respective Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares Prospectuses dated February 23, 2007.

     - The Janus Adviser Global Research Fund and Janus Adviser Global Real Estate Fund Class A Shares and Class C Shares, Class I Shares, and Class S Shares Red Herring Prospectuses are cumulatively marked against the Fund Groups' respective Class A Shares and Class C Shares, Class I Shares, and Class S Shares Combined Prospectuses dated November 28, 2006 and the Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund Prospectuses dated May 2, 2007.

     - The Fund Groups' Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares SAI is cumulatively marked against the Fund Groups' Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares Combined SAI dated November 28, 2006 and the Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund Class A Shares, Class C Shares, Class I Shares, and Class S Shares SAI dated May 2, 2007.

     - The Money Market Fund Class A Shares, Class C Shares, and Class S Shares SAI is cumulatively marked against the Money Market Fund Class A Shares, Class C Shares, and Class S Shares SAI dated November 28, 2006 and the Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund Class A Shares, Class C Shares, Class I Shares, and Class S Shares SAI dated May 2, 2007.

     - The Janus Institutional Cash Management Fund Institutional Shares and Premium Shares SAIs are cumulatively marked against the respective Janus Institutional Cash

          Management Fund Institutional Shares and Premium Shares SAIs dated February 23, 2007.

     - The Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares SAIs are cumulatively marked against the respective Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares SAIs dated February 23, 2007.

     - The Janus Adviser Global Research Fund and Janus Adviser Global Real Estate Fund Class A Shares, Class C Shares, Class I Shares, and Class S Shares Red Herring SAI is cumulatively marked against the Fund Groups' Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares Combined SAI dated November 28, 2006 and the Janus Adviser Floating Rate High Income Fund and Janus Adviser INTECH Risk-Managed International Fund Class A Shares, Class C Shares, Class I Shares, and Class S Shares SAI dated May 2, 2007.

The Registrant respectively requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on November 28, 2007 pursuant to paragraph (a)(2) of Rule 485.

Please call me at (303) 336-4562 with any questions or comments.

Sincerely,


/s/ Rodney A. DeWalt

Rodney A. DeWalt
Associate Counsel

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Cindy Antonson
    Donna Brungardt